INVESTMENTS IN UNCONSOLIDATED AFFILIATES (Tables)	3 Months Ended
Mar. 31, 2024
Equity Method Investments and Joint Ventures [Abstract]
Schedule Of Equity Method Investments	The following table presents sales to and purchases from investments in unconsolidated affiliates for the three months ended March 31, 2024 and March 31, 2023:

	Three Months Ended
	March 31, 2024	March 31, 2023

	(U.S. Dollars in thousands)
Sales	$31,211	$30,590
Purchases	34,622	34,138
The following tables presents amounts due from and to investments in unconsolidated affiliates as of March 31, 2024 and December 31, 2023:

	March 31, 2024	December 31, 2023

	(U.S. Dollars in thousands)
Amounts due from investments in unconsolidated affiliates presented within trade receivables	$19,026	$25,066
Amounts due from investments in unconsolidated affiliates presented within other receivables	4,334	4,138
Amounts due from investments in unconsolidated affiliates presented within other assets	8,904	9,220
Amounts due to investments in unconsolidated affiliates presented within accounts payable	(10,451)	(10,514)